Net Income Per Share - Shares Excluded from Computation of Diluted Net (Loss) and Comprehensive Income (Loss) per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock options issued under 2020 Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,594,021	1,761,810
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,383,256	0
Public and Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	37,360,000	0